Income tax benefit based on Canadian tax rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 3,151,661	$ 4,373,701
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (382,207)	$ (305,766)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(3.00%)	(2.00%)
Nondeductible Expenses	$ (155,633)	$ (81,592)
[custom:NondeductibleExpensesPercentage]	(1.00%)	(0.00%)
[custom:PreviouslyUnrecognizedTaxBenefits]		$ 4,347,907
[custom:PreviouslyUnrecognizedTaxBenefitsPercentage]		2500.00%
Change In Valuation Allowance And Other	$ (1,524,461)	$ (3,986,343)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(12.00%)	(23.00%)
Income Tax Benefit	$ 1,089,360	$ 4,347,907
[custom:IncomeTaxBenefitPercent]	9.00%	25.00%
Deferred income tax assets
Net operating loss carry forwards	$ 35,650,114	$ 34,569,939
Property, Plant and Equipment	5,676,072	4,742,961
Other	1,638,122	1,623,503
Total deferred income tax asset	42,964,308	40,936,403
Valuation allowance	(42,958,243)	(40,915,022)
Deferred income tax assets net of valuation allowance	6,065	21,381
Deferred income tax liabilities
Other	(6,065)	(21,381)
Net deferred income tax asset